Inventories net (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Inventories
Balance as of beginning of year	$ 306,204	$ 188,856
Addition	0	107,008
Reversal	(297,929)	0
Translation adjustments	(8,275)	10,340
Balance as of end of year	$ 0	$ 306,204